Warrants - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Warrants Share [Line Items]
Class of warrant or right, Number of securities called by warrants or rights	3,016,409
Class of warrants or rights period after which the warrants or rights are exercisable	30 days
Aggregate number of trading days for determining the share price	20 days
Number of consecutive trading days for determining the share price	30 days
Related Party [Member]
Warrants Share [Line Items]
Outstanding notes payable to related party	$ 1,500
Related Party [Member] | Working Capital Loan Agreement [Member]
Warrants Share [Line Items]
Outstanding loan payable to related party	$ 1,500
Public Warrants [Member]
Warrants Share [Line Items]
Class of warrants or rights exercise price per share	$ 11.5
Class of warrant or right, outstanding	11,499,982	11,500,000
Class of warrants or rights redemption price per unit	$ 0.01
Class of warrants or rights minimum notice period to be given to warrant holders before redemption	30 days
Private Placement Warrants [Member]
Warrants Share [Line Items]
Class of warrant or right, Number of securities called by warrants or rights	1,500,000
Class of warrants or rights exercise price per share	$ 1
Class of warrant or right, unissued	1,500,000
Class of warrant or right, outstanding	13,550,000	13,550,000
Class of warrants or rights lock in period	30 days
Common Stock [Member]
Warrants Share [Line Items]
Share price	$ 18
Aggregate number of trading days for determining the share price	20 days
Number of consecutive trading days for determining the share price	30 days
Common Stock [Member] | Public Warrants [Member]
Warrants Share [Line Items]
Class of warrant or right, Number of securities called by warrants or rights	1
Class of warrants or rights exercise price per share	$ 11.5
Common Stock [Member] | Private Placement Warrants [Member]
Warrants Share [Line Items]
Class of warrant or right, Number of securities called by warrants or rights	1